Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Tiziana Life Sciences Ltd
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	103,087,744
Amendment Flag	false
Entity Central Index Key	0001723069
Entity Current Reporting Status	No
Entity Voluntary Filers	Yes
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street,
Entity Address, City or Town	Hamilton HM
Entity Address, Postal Zip Code	11
Entity Address, Country	BM
Entity Interactive Data Current	No
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	2814
Auditor Name	PKF Littlejohn LLP
Auditor Location	London, England
Document Registration Statement	false
Entity File Number	000-00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Chief Financial Officer
Entity Address, Address Line Two	14-15 Conduit Street
Entity Address, City or Town	LondonW1S
Entity Address, Postal Zip Code	2XJ
Entity Address, Country	GB
Contact Personnel Name	Keeren Shah
City Area Code	+44
Local Phone Number	20 7495 2379